The BDC Income Fund
The BDC Income Fund
Investment Objective
The BDC Income Fund (the "Fund") seeks to provide access to an attractive portfolio of income-oriented BDC equities while seeking higher risk-adjusted returns compared to a passive benchmark.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's A Shares. More information about these and other discounts is available from your financial professional and in "Reduced Sales Charges - A Shares" on page 19 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The BDC Income Fund	Institutional Shares	A Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	3.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	1.00%	[1]	0.50%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase, if applicable)	1.00%	1.00%		1.00%
[1]	Purchases of A Shares in excess of $1 million that are sold on a front end sales charge-waived basis (whether in a single sale or pursuant to a letter of intent or rights or accumulation) may be subject to a contingent deferred sales charge of 1.00% of the offering price of the A Shares at the time of their purchase or redemption, whichever is less, for a period of up to 14 months following the purchase of the A Shares.
[2]	C Shares sold by an investor within seven months of purchase may be subject to a deferred sales charge of 0.50% of the offering price of the C Shares at the time of their purchase or redemption, whichever is less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The BDC Income Fund		Institutional Shares	A Shares	C Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.50%
Other Expenses	[1]	0.77%	1.87%	1.87%
Acquired Fund Fees and Expenses	[2]	4.45%	4.45%	4.45%
Total Annual Fund Operating Expenses		6.12%	7.47%	7.72%
Fee Waiver and/or Expense Reimbursement	[3]	(0.42%)	(1.52%)	(1.52%)
Net Annual Fund Operating Expenses		5.70%	5.95%	6.20%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[3]	Full Circle Advisors, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares, A Shares and C Shares to 1.25%, 1.50% and 1.75%, respectively, through March 1, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example The BDC Income Fund (USD $)	1 Year	3 Years
Institutional Shares	568	1,770
A Shares	874	2,275
C Shares	616	2,101

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of Business Development Companies ("BDCs") that are traded on one or more nationally recognized securities exchanges. For the purposes of this policy, equity securities include common stocks, preferred stocks, and securities convertible into common stocks. The Fund may also invest up to 20% of its net assets in other opportunistic investments, including the debt securities of BDCs and the equity and debt securities of other income-oriented investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). Investments in debt securities are not limited by any maturity, duration, or credit rating and may pay interest on a fixed or floating rate basis. The Fund may invest in debt securities of BDCs and other registered investment companies that are rated below investment grade, sometimes called "junk bonds," or in BDCs or other registered investment companies that invest in such securities. In addition, the Fund may, at times, invest in debt securities of non-BDC and non-registered investment company issuers that are rated investment grade. Investment grade debt securities are rated in one of the top four rating categories by independent rating organizations such as Standard & Poor's and Moody's Investors Service. The Fund will not invest in securities issued by Full Circle Capital Corporation, a publicly-traded BDC managed by the Adviser.

BDCs are closed-end investment funds that are regulated by the 1940 Act. BDCs primarily lend to or invest in private or small capitalization (e.g. less than $250 million market capitalization) public U.S. companies. They also offer managerial assistance to the companies in which they invest. As with other companies regulated by the 1940 Act, BDCs must adhere to various substantive regulatory requirements. One such requirement is that a BDC may not acquire any assets other than assets of the type listed in Section 55(a) of the 1940 Act, which are referred to as ''qualifying assets,'' unless, at the time the acquisition is made, qualifying assets represent at least 70% of the BDC's total assets. The 1940 Act also regulates how BDCs employ ''leverage'' (i.e., how BDCs use borrowed funds to make investments). Leverage magnifies the potential for gain and loss on amounts invested and, as a result, increases the risks associated with the securities of leveraged companies. The 1940 Act also establishes ''coverage ratio'' requirements that permit BDCs to incur more leverage than other regulated closed-end investment companies. Specifically, a BDC's total assets must exceed its total senior securities (i.e., all borrowings and any preferred stock) by 200%. For the purposes of this calculation, total assets include those senior securities. By comparison, the total assets of another closed-end fund regulated by the 1940 Act must exceed the Fund's total senior securities by 300%.

The Adviser focuses on yield-oriented investments, primarily within credit-focused BDCs, and evaluates equity securities based on (i) the BDC's or other issuer's ability to sustain its current dividend; (ii) potential for capital appreciation; (iii) mix of assets in the BDC's portfolio (i.e. seniority in the borrower's capital structure, mix of non-accrual and underperforming investments, weighted average loan yields, mix of floating rate investments, among other considerations); (iv) the BDC's capital structure, including leverage levels and debt funding mix; (v) the BDC's fee structure; and (vi) quality of management. The Adviser intends to allocate the Fund's assets among

BDCs that, in its view, present attractive relative value based on underlying fundamentals relative to valuation. The Adviser balances factors such as dividend yield, price relative to net operating income and net asset value, investment portfolio, capital structure, financial operations, and the quality of management. The Adviser will also consider the amount of leverage employed by a BDC or other issuer before deciding to invest in its securities.

The Adviser may utilize fundamental, technical, or quantitative analyses to determine the intrinsic value of a security. The Adviser expects that it will sell a security if, in the judgment of the portfolio manager, the individual security's distribution potential has been compromised, its fundamentals have deteriorated or may deteriorate, or a more attractive investment opportunity has been identified.

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund is a non-diversified fund under the 1940 Act.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following additional risks could affect the value of your investment:

Business Development Company Risk. The Fund primarily invests in securities issued by publicly-traded BDCs. As a result, the Fund's portfolio will be significantly affected by the performance of the BDCs in which it invests and the performance of the BDCs' portfolio companies, as well as the overall economic environment. The Fund may be exposed to greater risk and experience higher volatility than would a portfolio that was not focused on investing in BDCs.

The types of portfolio companies in which BDCs invest are generally considered to be non-rated or below investment grade. The revenues, income (or losses) and valuations of these companies can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss.

BDCs primarily invest in privately-held and small and mid-size capitalization public companies. The fair values of these investments often are not readily determinable. Although each BDC's board of directors is responsible for determining the fair value of these securities, the uncertainty regarding fair value may adversely affect the determination of the BDC's net asset value. This could cause the Fund's investments in a BDC to be inaccurately valued, including overvalued. A BDC's loan portfolio may consist of investments which are unsecured with minimal, if any, collateral or cash flow coverage, making this type of investment typically higher risk compared to an asset-based loan.

A substantial portion of a BDC's investment portfolio may consist of debt investments for which issuers are not required to make principal payments until the maturity of the investment, which could result in a substantial loss to the BDC if such issuers are unable to refinance or repay their debt at maturity.

BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a BDC's securities. Leverage is generally considered a speculative investment technique. Further, externally-managed BDCs' management fees, which may be substantially higher than the management fees charged to other funds, are normally payable on gross assets, including those assets acquired through the use of leverage. This may give a BDC's investment adviser a financial incentive to incur leverage.

               •BDC Interest Rate Risk. General interest rate fluctuations may have a substantial negative impact on an underlying BDC's investments and investment opportunities and, therefore may have a material adverse effect on the BDC's investment objectives and rate of return on invested capital.

BDCs may purchase debt securities that have variable or floating rates of interest. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of interest reset provisions, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. Interest reset provisions may make repayments of debt by the BDC's portfolio companies more difficult, resulting in a higher credit risk.

To the extent that a BDC's investments provide for deferred interest payments or payment in kind, or PIK, payments, the BDC may be required to make a distribution to its stockholders in order to satisfy the annual distribution requirement as a RIC, even though it will not have received the corresponding cash amount. It is expected that a portion of a BDC's income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the BDC may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the BDC's ability to deduct interest expenses for tax purposes. Due to original issue discount the BDC may be required to make a distribution to its stockholders in order to satisfy the annual distribution requirement. As a result, the BDC may have difficulty meeting the annual distribution requirement necessary to obtain and maintain RIC tax treatment under the Internal Revenue Code of 1986, as amended (the "Code").

               •BDC Fee Risk. Management fees charged to BDCs may be substantially higher than the management fees charged to other funds, and BDC managers may be entitled to receive certain significant fees and other compensation, payments, and reimbursements regardless of whether the BDC is profitable. For example, there are often incentive fees on net investment income, regardless of capital losses, in addition to the standard management fee. These fees are indirectly borne by Fund investors.

              •BDC Distributions Risk. Portions of the distributions that a BDC makes may represent a return of capital to its underlying investors for tax purposes. A return of capital generally is a return of the investor's investment rather than a return of earnings or gains derived from the BDC's investment activities and will be made after deduction of the fees and expenses payable in connection with the initial offering, including any fees payable to the BDC's manager.

The portion of the distributions received by the Fund each year that is considered a return of capital generally will not be known until the Fund receives Forms 1099 for that year with respect to its BDC investments. Although the Fund might estimate the return of capital distributions that it might receive from its BDC investments, such estimates could vary substantially from the actual returns of capital received by the Fund causing a portion of the Fund's distributions to be reclassified as return of capital distributions instead of income dividends or capital gain distributions.

Common and Preferred Stock Risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks are sensitive to movements in interest rates. The Fund's common and preferred stock holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities investment value.

Credit of Underlying Investments Risk. The Fund is indirectly exposed to the credit risk associated with the debt investments of the BDCs in which the Fund invests. BDCs primarily invest in small and mid-size companies. The types of portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as ''high yield'' and ''junk.'' There is an increased risk that such a portfolio company will fail to make payments on its debts as compared to larger and more developed companies. If a portfolio company fails to make payments to a BDC, the BDC's performance could be negatively affected and, to the extent that the Fund invests in the BDC, the value of Fund's investment in the BDC may be negatively affected as well.

Debt Securities Risk. The Fund is directly exposed to the credit risk associated with its investments in debt securities. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality may affect liquidity and lead to greater Fund volatility. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in the Fund. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Further, the value of debt securities may decline because of changes in prevailing interest rates. An increase in interest rates typically causes a decrease in the value of debt securities in which the Fund may invest.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

High Yield ("Junk") Bond Risk. The portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as ''high yield'' and ''junk.'' In addition, the Fund may invest directly in these securities. These bonds involve a greater risk of default or price change due to changes in the issuer's credit quality. The values of these bonds may fluctuate more than those of higher quality bonds in response to company, political, regulatory or economic developments. Values of high-yield and ''junk'' bonds can decline significantly over short periods of time. In addition, debt securities issued by a BDC may also be considered to be non-investment grade and ''junk.''

Holding Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.

Investment in Other Investment Companies Risk. The Fund's investment in other investment companies, including BDCs, may subject the Fund indirectly to the underlying risks of each investment company. The Fund also will bear its share of each underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses. Shares of a BDC may trade at prices that reflect a premium above or a discount below the BDC's net asset value ("NAV"), and the premium or discount may be substantial. If investment company securities are purchased at a premium to NAV, the premium may not exist when those securities are sold, and the Fund could incur a loss.

BDCs, like other investment companies, are often parties to contractual agreements under which a BDC's investment adviser or another third-party agrees to waive fees or pay a portion of the BDC's expenses. Once the contract terminates or ends, the BDC's expenses may increase and, as a result, the acquired fund fees and expenses paid by the Fund's shareholders may increase as well. Moreover, the acquired fund fees and expenses paid by the Fund's shareholders may increase further if the BDC's investment adviser or another third-party seeks to recoup any previously waived fees or paid expenses.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid securities promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to the macroeconomic factors which impact the financial health of U.S. middle market companies in which BDCs primarily invest.

Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Medium and Small Capitalization Company Risk. BDCs primarily invest in U.S. middle-market companies, which may be considered medium or small capitalization companies. Medium and small capitalization companies may have smaller assets and operating cash flow levels and less financial or managerial resources. The risks associated with these investments may be greater than those associated with investments in the securities of larger, more-established companies. This may cause a BDC's NAV to be more volatile when compared to investment companies that focus only on large-capitalization companies. Securities of medium and small capitalization companies may experience sharper swings in market values or less liquid markets, in which it may be more difficult to sell at favorable times and at favorable prices.

New Fund Risk. The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund's Adviser may not be successful in implementing the Fund's investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.